Dividends - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure of Dividends [line items]
Description of compliance with IFRSs applied For interim financial report	Under IFRS, interim dividends are only recognised in the financial statements when paid and not when declared. GSK normally pays a dividend two quarters after the quarter to which it relates and one quarter after it is declared. The 2022 financial statements recognise those dividends paid in 2022, namely the third and fourth interim dividends for 2021, and the first and second interim dividends for 2022.
Demerger of Consumer Healthcare Business [Member]
Disclosure of Dividends [line items]
Fair Value of Asset Distributed as Dividend in Specie	£ 15,526